UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $92,835 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2633    92165 SH       SOLE                    92165        0        0
AMERICAN INTL GROUP INC        COM              026874107     3154    54101 SH       SOLE                    54101        0        0
AMGEN INC                      COM              031162100     2660    57280 SH       SOLE                    57280        0        0
APPLE INC                      COM              037833100     4725    23855 SH       SOLE                    23855        0        0
AT&T INC                       COM              00206R102     1124    27050 SH       SOLE                    27050        0        0
BROADCOM CORP                  CL A             111320107     3011   115187 SH       SOLE                   115187        0        0
CHEESECAKE FACTORY INC         COM              163072101     3306   139414 SH       SOLE                   139414        0        0
CISCO SYS INC                  COM              17275R102     3823   141215 SH       SOLE                   141215        0        0
COLGATE PALMOLIVE CO           COM              194162103     4552    58385 SH       SOLE                    58385        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200      947   455075 SH       SOLE                   455075        0        0
FAMOUS DAVES AMER INC          COM              307068106     3507   258656 SH       SOLE                   258656        0        0
GENERAL ELECTRIC CO            COM              369604103     3870   104397 SH       SOLE                   104397        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733w105      383     7600 SH       SOLE                     7600        0        0
INDIA FD INC                   COM              454089103     3772    60584 SH       SOLE                    60584        0        0
JOHNSON & JOHNSON              COM              478160104     4361    65385 SH       SOLE                    65385        0        0
KONA GRILL INC                 COM              50047h201     3136   214780 SH       SOLE                   214780        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2612    82055 SH       SOLE                    82055        0        0
MATHSTAR INC                   COM              576801203     1141  1755205 SH       SOLE                  1755205        0        0
MEDTRONIC INC                  COM              585055106     3439    68420 SH       SOLE                    68420        0        0
MSC INDL DIRECT INC            CL A             553530106     2922    72200 SH       SOLE                    72200        0        0
PEPSICO INC                    COM              713448108     4285    56450 SH       SOLE                    56450        0        0
PROCTER & GAMBLE CO            COM              742718109     4080    55573 SH       SOLE                    55573        0        0
QUALCOMM INC                   COM              747525103     2564    65165 SH       SOLE                    65165        0        0
RESEARCH IN MOTION LTD         COM              760975102      340     3000 SH       SOLE                     3000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     3884    47185 SH       SOLE                    47185        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4459   144315 SH       SOLE                   144315        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      209     5450 SH       SOLE                     5450        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4522    97290 SH       SOLE                    97290        0        0
TURKISH INVT FD INC            COM              900145103     2855   147940 SH       SOLE                   147940        0        0
UTILITIES HOLDRS TR            DEPOSITRY RCPT   918019100      232     1700 SH       SOLE                     1700        0        0
VERIFONE HLDGS INC             COM              92342Y109     2619   112635 SH       SOLE                   112635        0        0
VISION-SCIENCES INC DEL        COM              927912105     1752   885695 SH       SOLE                   885695        0        0
VITAL IMAGES INC               COM              92846N104     1956   108235 SH       SOLE                   108235        0        0